Summary of revenues by geographical area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenues (note 5)	$ 4,498	$ 5,640	$ 5,260
Switzerland [member]
IfrsStatementLineItems [Line Items]
Revenues (note 5)	4,317	5,395	5,075
Ireland [member]
IfrsStatementLineItems [Line Items]
Revenues (note 5)	122	82
Denmark [member]
IfrsStatementLineItems [Line Items]
Revenues (note 5)	11	160	185
Other [member]
IfrsStatementLineItems [Line Items]
Revenues (note 5)	$ 48	$ 3